Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Three months period ending 6/30/2020	$ 127,000
2021	393,000
2022	496,000
2023	513,000
2024	572,000
Thereafter	1,454,000
Total Future Minimum Lease Payments	3,555,000	$ 3,810,042
Less: discount	(924,000)
Total lease liability	$ 2,631,000